Mosaic Tax-Free Trust
Management's Discussion of Fund Performance
September 30, 1998



Dear Shareholder,

The annual period ending September 30, 1998 witnessed a dramatic decline in interest rates that left long term Treasury bonds at levels not seen in a generation. The 30-year benchmark Treasury bond yield dropped to a low of 4.98% on the last day of this reporting period. The combination of global economic turmoil and extremely benign inflation on the domestic front left investors scrambling to purchase risk-free U.S. Treasury bonds in a classic "flight to quality" rally. The economic malaise in the developing countries finally caused a major pullback in the domestic stock market as the Dow Jones Industrial Average reached a record high of 9337 in July only to fall 16 percent to 7842 on September 30. The Federal Reserve Board responded to the weak economic environment by cutting the Federal Funds rate one quarter of one percent to 5.25% on September 30. Investors were anticipating a move to lower interest rates by the Fed since yields across short and long-term Treasuries previously fell below overnight bank lending rates.

Looking forward, we continue to believe that the global economic problems will persist for the foreseeable future. The United States should experience slower growth in the quarters to come as export demand wanes and consumers pull back on purchases as the result of a less buoyant stock market. All of this should bode well for domestic fixed income investors with intermediate and longer term time horizons. In fact, we believe long-term interest rates may fall as low as 4.5% on 30-year municipal securities by the year 2000.

The worldwide economic uneasiness and low inflation environment was just the recipe for lower interest rates during the past year. The 30-year generic municipal bond yield fell 43 basis points from 5.25% on September 30, 1997 to 4.82% on September 30, 1998. The 2-year generic muni bond yield fell 40 basis points from 3.90% at the end of September 1997 to 3.50% at the end of September 1998. The municipal bond market posted an 8.71% total return for the annual period as measured by the Lehman Brothers Municipal Bond Index.

Our response to this environment was to emphasize bond structure and credit quality. We purchased bonds that will allow the Tax-Free Trust funds to participate in bull markets (falling interest rates) through price appreciation while still generating attractive levels of tax-free income. We extended the duration of the portfolios to coincide with our belief that the overall trend in interest rates is down. Credit spreads remained very tight in the municipal market. We continue to favor higher quality bonds for the Tax-Free Trusts as all of the portfolios have overall credit quality ratings of AA or higher. Of course, only the bonds that we deem to have the most favorable risk/return characteristics will be purchased for the Tax-Free Trust.

National Fund

The National Fund had a total return of 7.66% for the annual period and the 30-day SEC yield was 3.52%. The duration of the portfolio was extended to
8.51 years while the average credit quality was maintained at AA. Purchases made during the period included Washington D.C. for the Smithsonian Institute, Puerto Rico General Obligations, and North Carolina Education Agency for St. Augustines College. The United States and its territories has issued $214 billion in muni bonds year-to-date through the end of September which represents a 37% increase in volume over the same period last year.

Arizona Fund

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of 7.21% for the annual period and the 30-day SEC yield was 3.52%. The duration of the portfolio was extended to 7.71 years while the average credit quality remained at AA. Purchases made during the period included Peoria Water and Sewer Authority, Puerto Rico Electric Authority, and Salt River Power District. Arizona ranked 21st in the country in terms of issuance on a year-to-date basis.

Missouri Fund

Missouri has a broad-based and diversified economy that is service-sector oriented. The State's general obligation bonds are rated AAA. The Fund had a total return of 7.61% for the annual period and the 30-day SEC yield was 3.61%. The duration of the portfolio was extended to 8.79 years while the average credit quality was maintained at AA. Purchases during the period included Missouri Health and Education Authority for the BJC Health System, St. Louis Airport Authority for Lambert Airport, and Missouri State Development Finance Board for the Greater St. Louis YMCA. Missouri ranked 18th in the country in terms of issuance on a year-to-date basis.

Maryland Fund

Maryland's economy is diversified among services, light manufacturing and the federal government. The State's general obligation bonds are rated AAA. The Fund had a total return of 6.68% for the annual period and the 30-day SEC yield was 3.54%. The duration of the portfolio was extended to 7.87 years while the average credit quality continues to be AA. Purchases during the period included Maryland Health and Education Authority for the Upper Chesapeake Hospital and Maryland Health and Education Authority for Green Acres School. Maryland ranked 22nd in the country in terms of issuance on a year-to-date basis.

Virginia Fund

The Commonwealth of Virginia maintains a AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 7.66% for the annual period and the 30-day SEC yield was 3.67%. The duration of the portfolio was extended to 8.50 years while the average credit quality was maintained at AA. Purchases during the period included Upper Occoquan Sewer Authority, Chesapeake Bay Bridge and Tunnel Authority, and Lynchburg Industrial Development Authority for Centra Health. Virginia ranked 11th in the country in terms of issuance on a year-to-date basis.

Money Market Fund

The Fund continues to provide a high degree of liquidity and safety of principal. As of September 30, 1998, the Fund's seven day yield was 2.94%, which is equivalent to a taxable yield of 4.60% for an investor in the 36% federal tax bracket. The average maturity of the Fund stood at 46 days at the end of the annual period.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

Comparison of Changes in the Value of a $10,000 Investment and the Lehman Municipal Bond Index

Depicted herein are graphic comparisons of the changes in the value of a $10,000 investment in each respective fund with a hypothetical investment in the Lehman Municipal Bond Index.

Year  Lehman   National Lehman  VA      Lehman  AZ      Lehman  MO      Lehman  MD

1998  22,301   18,781   22,301  19,160  20,274  17,592  20,274  17,500  14,400  12,968
1997  20,514   17,445   20,514  17,797  18,649  16,409  18,649  16,262  13,246  12,156
1996  18,817   16,198   18,817  16,486  17,106  15,240  17,106  15,097  12,151  11,317
1995  17,745   15,402   17,745  15,627  16,132  14,535  16,132  14,345  11,458  10,886
1994  15,959   14,208   15,959  14,266  14,508  13,341  14,508  13,176  10,305   9,971
1993  16,358   15,155   16,358  15,123  14,871  14,223  14,871  13,988  10,563   10,645
1992  14,510   13,479   14,510  13,401  13,191  12,635  13,191  12,491  10,000   10,000
1991  13,136   12,161   13,136  12,304  11,942  11,513  11,942  11,453
1990  11,606   11,006   11,606  11,119  10,551  10,362  10,551  10,337
1989  10,867   10,544   10,867  10,561  10,000  10,000  10,000  10,000
1988  10,000   10,000   10,000  10,000

Notes to tabular presentation of graphic representations:

Data for Arizona and Missouri starts 10/31/89
Data for Maryland starts 2/28/93

The following average annual total returns are presented within each graph:
                   1 Year  5 Year  10 Year  Since Inception
Arizona Portfolio   7.21%   4.34%             6.44% October 13, 1989
Maryland Portfolio  6.68%   4.03              4.86% February 10, 1993
Missouri Portfolio  7.61%   4.58%             6.37% October 12, 1989
Virginia Portfolio  7.69%   4.85%   6.72
National Portfolio  7.66%   4.38%   6.51%

Past performance is not predictive of future performance.
Figures as of September 30, 1998, unless otherwise noted.

Independent Auditors' Report



To the Board of Trustees and Shareholders of Mosaic Tax-Free Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of net assets, of the Mosaic Tax-Free Trust (the "Trust") (comprising, respectively, the Arizona, Maryland, Missouri, Virginia, National, and Money Market Funds (the "Funds")), as of September 30, 1998, and the related statements of operations for the period then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial high-lights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial high-lights based on our audits. The financial highlights of the Funds for each of the years in the three year period ending September 30, 1996 were audited by other auditors whose report, dated November 7, 1996, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Mosaic Tax-Free Trust, as of September 30, 1998, the results of their operations for the period then ended, the changes in their net assets and their financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

(signature)

Princeton, New Jersey
November 6, 1998

Arizona Fund
Statement of Net Assets - September 30, 1998

Credit Rating*                                       Principal
Moody's S&P                                          Amount     Value
LONG-TERM MUNICIPAL BONDS: 96.7% of Net Assets

EDUCATION: 4.9%
Aa2   nr  Arizona Educational Loan Marketing
          Corporation, Educational Loan Revenue
          (AMT), 7%, 3/1/03                         $400,000   $431,500

ELECTRIC: 9.5%
Baa1 BBB+ Puerto Rico Electric Power Authority,
          Power Revenue, 5%, 7/1/28                  400,000     398,000
Aa2  AA   Salt River Project Agriculture Improvement
          & Power District Electrical
          System Revenue, 4.75%, 1/1/17              425,000     420,219

GENERAL OBLIGATION: 39.9%
Aaa  AAA  Chandler (FGIC Insured), 7%, 7/1/12        300,000     325,125
Aaa  AAA  Maricopa County Unified High School
          District #216 (FGIC Insured), 6.7%, 7/1/11 110,000     116,462
Aaa  AAA  Maricopa County School District #14
          (Creighton) (FSA Insured), 5.3%, 7/1/09    300,000     330,000
Aa3  AA   Maricopa County Unified High School
          District #210 (Phoenix), 5.375%, 7/1/13    400,000     425,000
A1   A+   Maricopa County School District #6
          (Washington), 4.875%, 7/1/10               400,000     412,500
Aaa  AAA  Maricopa County Unified School District #80
          (Chandler) (FGIC Insured), 6.25%, 7/1/11   310,000     369,288
Aaa  AAA  Mohave County Elementary School District
          #16 (Mohave Valley) (MBIA Insured),
          5.375%, 7/1/13                             425,000     451,031
Baa1 A    Puerto Rico Commonwealth, Public Improve-
          ment, 4.5%, 7/1/23                         400,000     375,500
Aa1  AA+  Phoenix, 5%, 7/1/19                        430,000     432,687
Aaa  AAA  Pima County Unified School District #30
          (Sauhuarita)(MBIA Insured), 4.875%, 7/1/09 190,000     200,213

HOSPITAL: 2.5%
#Aaa AAA  Arizona Health Facilities Authority,
          Hospital Revenue (Phoenix Baptist Hospital)
          (MBIA Insured) (Escrowed to Maturity),
          6.25%, 9/1/11                              200,000     219,750

HOUSING: 6.2%
nr   AAA  Phoenix Industrial Development Authority,
          Mortgage Revenue (Chris Ridge)
          (FHA Insured), 6.75%, 11/1/12          500,000     532,500

INDUSTRIAL DEVELOPMENT: 3.7%
nr   AA-  Mohave County Industrial Development
          Authority Industrial Development Revenue
          (Citizens Utilities), 7.05%, 8/1/20    300,000     317,250

REVENUE: 9.9%
Aaa  AAA  Puerto Rico Commonwealth Infrastructure
          Financing Authority (AMBAC Insured),
          5%, 7/1/28                             400,000     403,500
Aaa  AAA  Scottsdale Preservation Authority Excise
          Tax (FGIC Insured), 5.625%, 7/1/22     425,000     450,500

TRANSPORTATION: 12.1%
Aa   AA   Arizona State Transportation Board,
          Highway Revenue, 6%, 7/1/08            400,000     462,000
Aaa  AAA  Flagstaff, Street and Highway User
          Revenue Junior Lien (FGIC Insured),
          5.9%, 7/1/10                           500,000     578,125

WATER AND SEWER: 8.0%
Aaa  AAA  Chandler, Water and Sewer Revenue
          (FGIC Insured), 6.75%, 7/1/06          250,000     270,313
Aaa  AAA  Peoria, Water And Sewer Revenue (FGIC
          Insured), 4%, 7/1/18                   475,000     423,344

TOTAL INVESTMENTS (Cost $7,799,143)                       $8,344,807

CASH AND RECEIVABLES LESS LIABILITIES: 3.3% of Net Assets    280,357

NET ASSETS: 100%                                          $8,625,164


Maryland Fund
Statement of Net Assets - September 30, 1998


Credit Rating*                                       Principal
Moody's S&P                                          Amount     Value
LONG-TERM MUNICIPAL BONDS: 95.6% of Net Assets

EDUCATION: 14.6%
Aaa  AAA  Maryland State Health & Higher Educa-
          tional Facilities Authority Revenue
          (Loyola College) (MBIA Insured), 5.375%,
          10/1/26                                 $100,000    $104,000
nr   BBB- Maryland State Health & Higher Educa-
          tional Facilities Authority Revenue
          (Green Acres), 5.3%, 7/1/28              100,000     100,875
Aaa  AAA  St. Marys College, University Revenue
          (MBIA Insured), 5.55%, 9/1/23            100,000     104,250

ELECTRIC: 5.1%
Baa1 BBB+ Puerto Rico Electric Power Authority,
          Power Revenue, 6%, 7/1/14                100,000     108,625

GENERAL OBLIGATION: 19.8%
Aa   AA+  Anne Arundel County, Solid Waste Projects
          (AMT), 5.5%, 9/1/16                      100,000     106,375
Aaa  AAA  Baltimore, Public Improvements (AMBAC
          Insured), 6%, 10/15/04                   100,000     111,625
Baa1 A    Puerto Rico Commonwealth, Public Improve-
          ment, 4.5%, 7/1/23                       100,000      93,875
Aaa  AAA  Prince Georges County, Public Improvements
          (MBIA Insured), 5.375%, 3/15/16          100,000     105,625

HOSPITAL: 8.4%
Baa2 nr   Maryland State Health & Higher Educational
          Facilities Authority Revenue
          (Kennedy Krieger Issue), 5.125%, 7/1/22   75,000      75,469
Aaa  nr   Maryland State Health & Higher Educational
          Facilities Authority Revenue
          (Upper Chesapeake Hospitals) (FSA Insured),
          5.125%, 1/1/38                           100,000     101,250

HOUSING: 5.1%
Aa2  nr   Maryland State Community Development Admin-
          istration, (Single-Family Program) (AMT),
          6.2%, 4/1/17                             100,000     107,375

LEASING: 11.4%
Aa   AA-  Maryland State Stadium Authority, Sports
          Facility Lease Revenue, (AMT) 7.5%,
          12/15/10                                 125,000     132,969
nr   AA   Montgomery County Revenue Authority,
          Lease Revenue (Human Services Headquarters),
          5.6%, 8/1/14                             100,000     107,875

POLLUTION CONTROL: 11.5%
A2   A    Anne Arundel County, Pollution Control
          Revenue (Baltimore Gas and Electric
          Company), 6%, 4/1/24                     100,000     107,500
A1   A    Prince Georges County, Pollution Control
          Revenue (Potomac Electric), 6.375%,
          1/15/23                                  125,000      135,781

PUBLIC FACILITIES: 8.8%
Aaa  AAA  Baltimore Convention Center Revenue,
          5.0%, 9/1/19                              75,000       76,312
Aa   AA-  Howard County, Special Facilities Revenue,
          5.95%, 2/15/10                           100,000      109,500

TRANSPORTATION: 10.9%
Aa3  AA-  Baltimore, Port Facilities Revenue (Con-
          solidated Coal Sales), 6.5%, 10/1/11     100,000      110,375
#Aaa AAA  Maryland State Transportation Authority
          Transportation Facilities Project Revenue
          (Escrowed to Maturity), 6.8%, 7/1/16     100,000      120,875

TOTAL INVESTMENTS (Cost $1,896,144)                          $2,020,531

CASH AND RECEIVABLES LESS LIABILITIES: 4.4% of Net Assets        92,465

NET ASSETS: 100%                                             $2,112,996



Missouri Fund
Statement of Net Assets - September 30, 1998

Credit Rating*                                       Principal
Moody's S&P                                          Amount     Value
LONG-TERM MUNICIPAL BONDS: 100.7% of Net Assets

AIRPORT: 4.2%
Aaa  AAA  St. Louis, Airport Revenue, Lambert-
          St. Louis International (FGIC Insured),
          5.125%, 7/1/22                           $500,000    $510,000

EDUCATION: 14.5%
A    nr   Missouri Higher Educational Loan
          Authority, Student Loan Revenue Subordinated
          Lien (AMT), 5.9%, 2/15/08                 500,000     520,000
Aa3  nr   Missouri State Health & Educational
          Facilities Authority, Educational
          Facilities Revenue (Baptist College),
          5.15%, 5/15/23                            500,000     502,500
Aa1  AA+  Missouri State Health & Educational
          Facilities Authority, Educational
          Facilities Revenue (Washington University),
          5%, 11/15/37                              250,000     251,250
Aaa  AAA  Missouri State Health & Educational
          Facilities Authority, Educational
          Facilities Revenue (St. Louis University)
          (AMBAC Insured), 5.125%, 10/1/16          300,000     307,500
#Aaa AAA  Missouri State Health & Educational
          Facilities Authority, Educational
          Facilities Revenue (St. Louis University
          General Tuition) (AMBAC Insured)
          (Prerefunded 8/1/01 @ 102), 6.5%, 8/1/16  150,000     164,062

ELECTRIC: 3.9%
Aaa  AAA  Sikeston, Electric Revenue (MBIA Insured),
          6%, 6/1/14                                400,000     462,500

GENERAL OBLIGATION: 22.4%
Aa2  nr   Jefferson City School District, 6.7%,
          3/1/11                                     200,000     245,500
Aaa  AAA  Missouri State (Fourth State Building),
          5.75%, 8/1/19                              400,000     435,000
Aaa  AAA  Missouri State (Fourth State Building),
          5.5%, 4/1/20                               500,000     531,875
nr   AA   North Kansas City School District (Direct
          Deposit Program), 5.25%, 3/1/12            450,000     477,563
Baa1 A    Puerto Rico Commonwealth, Public
          Improvement, 4.5%, 7/1/23                  500,000     469,375
Aaa  AAA  St. Louis County, 5.2%, 2/1/12             500,000     527,500

HOSPITAL: 25.5%
#Aaa AAA  Missouri State Health and Educational
          Facilities Authority, Health Facilities
          Revenue (Prerefunded 1/1/00 @ 102), 7.625%,
          7/1/18                                      95,000     101,412
Aa2  AA   Missouri State Health and Educational
          Facilities Authority, Health Facilities
          Revenue (BJC Health System), 5%, 5/15/38   500,000     491,250
Aaa  AAA  Missouri State Health and Educational
          Facilities Authority, Health Facilities
          Revenue (Heartland Health System) (AMBAC
          Insured), 6.35%, 11/15/17                  500,000     546,250
nr   AA   Missouri State Health and Educational
          Facilities Authority, Health Facilities
          Revenue (Lake Ozarks General Hospital),
          5.125%, 2/15/24                            350,000     352,625
Aaa  AAA  Missouri State Health and Educational
          Facilities Authority, Health Facilities
          Revenue (SSM Health Care) (MBIA Insured),
          5%, 6/1/18                                 250,000     251,875
n/a  n/a  Missouri State Health and Educational
          Facilities Authority, Health Facilities
          Revenue (SSM Health Care) (MBIA Insured)
          (Prerefunded 6/1/02 @ 102), 6.25%, 6/1/16   45,000      49,669
Aaa  nr   Missouri State Health and Educational
          Facilities Authority, Health Facilities
          Revenue (SSM Health Care) (MBIA Insured),
          6.25%, 6/1/16                              205,000     222,681
Aaa  AAA  Missouri State Health and Educational
          Facilities Authority, Health Facilities
          Revenue (Health Midwest) (MBIA Insured),
          6.25%, 2/15/22                             500,000     538,125
Aaa  nr   New Liberty Hospital District Revenue
          (MBIA Insured), 5%, 12/1/18                500,000     503,750

HOUSING: 6.6%
nr   AAA  Missouri State Housing Development Commis-
          sion, Single-Family Mortgage Revenue (GNMA
          Collaterized) (FHA) (AMT), 7.75%, 6/1/22    55,000      57,681
nr   AAA  Missouri State Housing Development Commis-
          sion, Single-Family Mortgage Revenue (GNMA
          Collaterized) (FHA) (AMT), 7.375%, 8/1/23  170,000     180,413
nr   AAA  St. Louis County, Mortgage Revenue (Escrowed
          to Maturity) (AMT), 5.65%, 2/1/20          500,000     558,750

LEASING AND OTHER FACILITIES: 21.5%
Aaa  AAA  Kansas City Municipal Assistance Corp.,
          Lease Revenue (Capital Improvements)
          (AMBAC Insured), 5.2%, 1/15/06             400,000     430,000
#Aaa AAA  Kansas City Municipal Assistance Corp,
          Lease Revenue (H. Roe Bartle)(AMBAC Insured)
          (Prerefunded 4/15/01 @ 100), 6%, 4/15/20   500,000     528,750
nr   AA-  Missouri State Devevelopment Financial
          Board Recreation Facilities Revenue
          (YMCA - Greater St. Louis), 5%, 9/1/11     250,000     259,375
A1   A+   Missouri State Regional Convention and
          Sports Complex Authority, 5.6%, 8/15/17    250,000     262,500
A1   A+   Missouri State Regional Convention and
          Sports Complex Authority, 5.5%, 8/15/13    250,000     264,375
A    BBB+ St. Louis County Regional Convention and
          Sports Complex Authority, 5.5%, 8/15/13    300,000     312,750
Aaa  AAA  St. Louis Parking Facilities Revenue (MBIA
          Insured), 5.375%, 12/15/21                 500,000     520,625

REVENUE: 2.0%
A1   A+   St. Louis Industrial Development Authority
          Pollution Control Revenue (Anheuser-Busch),
          6.65%, 5/1/16                              200,000     243,500

TOTAL INVESTMENTS (Cost $11,329,905)                         $12,080,981

CASH AND RECEIVABLES LESS LIABILITIES: (0.7%) of Net Assets      (78,750)

NET ASSETS: 100%                                             $12,002,231




Virginia Fund
Statement of Net Assets - September 30, 1998


Credit Rating*                                       Principal
Moody's S&P                                          Amount     Value
LONG-TERM MUNICIPAL BONDS: 97.3% of Net Assets

AIRPORT: 5.0%
Aaa   AAA  Capital Regional Airport Commission, Airport
           Revenue (AMBAC Insured), 5.625%, 7/1/15 $ 500,000    $533,750
Aaa   AAA  Metropolitan Washington, DC Airports
           Authority, Airport Revenue (FGIC Insured)
           (AMT), 7%, 10/1/18                        500,000     536,250
Aaa   AAA  Metropolitan Washington, DC Airports
           Authority, Airport Revenue (MBIA Insured)
           (AMT), 6.625%, 10/1/12                    500,000     552,500

EDUCATION: 11.3%
A1    nr   Loudoun County Industrial Development
           Authority, University Facilities Revenue
           (George Washington University), 6.25%,
           5/15/22                                   500,000     536,250
nr    A-   Lynchburg Industrial Development Authority,
           Educational Facilities Revenue (Randolph-
           Macon Women's College), 5.875%, 9/1/13    500,000     530,625
nr    BBB- Virginia College Building Authority,
           Educational Facilities Revenue (Marymount
           University), 7%, 7/1/22                   350,000     381,937
#Aaa  AAA  Virginia College Building Authority, Edu-
           cational Facilities Revenue (Washington
           and Lee University) (Prerefunded 1/1/04
           @ 102), 5.75%, 1/1/14                     325,000     348,563
Aa2   AA   Virginia College Building Authority, Edu-
           cational Facilities Revenue (Washington
           and Lee University), 5.75%, 1/1/14        230,000     246,675
Aa2   AA   Virginia State Public Schools Authority,
           Revenue, 6.2%, 8/1/13                     500,000     560,625
Aa    AA   Virginia State Public Schools Authority,
           Special Obligation (York County), 5.9%,
           7/15/13                                   500,000     551,250
A1    AA-  Virginia State Universities, University
           Revenue (Virginia Commonwealth University),
           5.75%, 5/1/15                             500,000     531,875

ELECTRICAL: 7.0%
Aaa   AAA  Halifax County Industrial Development
           Authority Exempt Facilities Revenue
           (Old Dominion Electric Co-op) (MBIA Insured)
           (AMT), 6%, 12/1/22                      1,000,000   1,058,750
Baa1  BBB+ Puerto Rico Electric Power Authority,
           Power Revenue, 5%, 7/1/28               1,250,000   1,243,750

GENERAL OBLIGATION: 12.8%
Aa3   AA   Cheasapeake, Water & Sewer, 5.375%,
           12/1/14                                 1,000,000   1,066,250
Aa3   AA-  Hampton, 6%, 1/15/08                      500,000     560,625
A2    A    Henry County, 6%, 7/15/14                 500,000     545,625
Aaa   AAA  Leesburg (AMBAC Insured), 5.6%, 6/1/15    500,000     538,125
Aaa   AAA  Norfolk (MBIA Insured), 5.75%, 6/1/13     500,000     542,500
Baa1  A    Puerto Rico Commonwealth, Public
           Improvement, 4.5%, 7/1/23               1,200,000   1,126,500

HOSPITAL: 17.1%
Aaa   AAA  Danville Industrial Development Authority,
           Hospital Revenue (Danville Regional Medical
           Center) (FGIC Insured) (Prerefunded 10/1/04
           @ 101), 6.375%, 10/1/14                   500,000     570,625
Aa2   AA   Fairfax County Industrial Development
           Authority Revenue (Inova Health Systems),
           5.25%, 8/15/19                          1,000,000   1,041,250
Aaa   AAA  Hanover County Industrial Development
           Authority Revenue (Bon Secours
           Health Systems) (MBIA Insured), 6%,
           8/15/10                                   640,000     738,400
A1    A+   Lynchburg Industrial Development Authority,
           Healthcare Facilities Revenue
           (Centra Health), 5.2%, 1/1/28           1,000,000   1,008,750
Aa2   AA   Norfolk Industrial Development Authority,
           Hospital Revenue (Sentara Hospital),
           6.5%, 11/1/13                           1,000,000   1,127,500
Aaa   nr   Prince William County Industrial Develop-
           ment Authority, Hospital Revenue (Potomac
           Hospital Corp.) (FSA Insured), 4.625%,
           10/1/11                                   500,000     503,750
Aaa   AAA  Roanoke Industrial Development Authority,
           Hospital Revenue (Roanoke Memorial
           Hospitals) (MBIA Insured), 6.125%, 7/1/17 500,000     586,875

HOUSING: 2.0%
nr    AAA  Fairfax County Redevelopment & Housing
           Authority, Multi-Family Housing Revenue
           (Castel Lani) (FHA Insured), 5.5%, 4/1/28 625,000     639,844

INDUSTRIAL DEVELOPMENT: 8.2%
Baa2  nr   Amherst Industrial Development Authority
           Revenue (Georgia Pacific Corp.) (AMT),
           5.25%, 2/1/11                             500,000     502,500
Baa2  nr   Greensville County, Industrial Development
           Authority Revenue (Georgia Pacific Corp.),
           5.3%, 8/1/14                              500,000     503,125
Baa3  BBB  Peninsula Ports Authority, Coal Terminal
           Revenue (Dominion Terminal), 7.375%,
           6/1/20                                  1,000,000   1,107,500
A1    A    Puerto Rico Industrial Pollution Control
           Facilities Financing Authority Revenue
           (Pepsico, Inc.), 6.25%, 11/15/13          500,000     552,500

LEASING AND OTHER FACILITIES: 3.3%
nr    BBB  Fairfax County Park Authority, Facilities
           Revenue, 6.625%, 7/15/14                  500,000     548,750
Aa2   AA   Fairfax County Economic Development Authority,
           Lease Revenue, 5.5%, 5/15/18              500,000     523,750

TRANSPORTATION: 8.9%
Aaa   AAA  Chesapeake Bay Bridge & Tunnel Revenue
           (MBIA Insured), 5%, 7/1/22              1,000,000   1,007,500
Aaa   AAA  Virginia Port Authority, Port Facilities
           Revenue (MBIA Insured) (AMT), 6%, 7/1/05  685,000     762,919
Aaa   AAA  Washington, DC Metropolitan Area Transit
           Authority (FGIC Insured), 6%, 7/1/07    1,000,000   1,136,250

WATER & SEWER: 23.6%
A1    A+   Fairfax County Economic Development
           Authority, Resource Recovery Revenue
           (Ogden Martin Systems) (AMT), 7.75%,
           2/1/11                                    500,000     520,890
Aaa   AAA  Loudoun County Sanitation Authority, Water
           and Sewer Revenue (FGIC Insured),
           6.25%, 1/1/16                             500,000     545,625
Aaa   AAA  Upper Occoquan Sewer Authority, Sewer
           Revenue (MBIA Insured), 4.75%, 7/1/29   1,000,000     978,750
Aaa   BBB  West Point Industrial Development
           Authority, Waste Revenue (Chesapeake
           Corporation), 6.25%, 3/1/19               250,000     271,875
Aaa   AAA  Augusta County Service Authority, Water
           and Sewer Revenue(MBIA Insured), 5%,
           11/1/24                                 1,500,000   1,513,125
Aa2   AA   Fairfax County Water Authority, Water
           Revenue, 5%, 4/1/29                     1,000,000   1,007,500
Aaa   AAA  Frederick-Winchester Service Authority,
           Sewer Revenue (AMBAC Insured), 5.75%,
           10/1/15                                 1,000,000   1,071,250
Aaa   AAA  Prince William County Service Authority,
           Water and Sewer Revenue (FGIC Insured),
           4.75%, 7/1/29                           1,000,000     973,750


LONG-TERM MUNICIPAL BOND TOTAL                               $31,736,978

SHORT-TERM MUNICIPAL BONDS: 0.9% of Net Assets
Aa2   nr   Peninsula Ports Authority, Coal Terminal
           Revenue (Dominion Terminal), 4.1%, 7/1/16^ 300,000    300,000

TOTAL INVESTMENTS (Cost $29,807,597)                         $32,036,978

CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of Net Assets        575,145

NET ASSETS: 100%                                             $32,612,123



National Fund
Statement of Net Assets - September 30, 1998


Credit Rating*                                       Principal
Moody's S&P                                          Amount     Value
LONG-TERM MUNICIPAL BONDS: 98.6% of Net Assets

ARIZONA: 4.5%
Aa   AA   Arizona State Transportation Board, Highway
          Revenue, 6%, 7/1/08                       $1,000,000    $1,155,000

DISTRICT OF COLUMBIA: 3.9%
Aaa  AAA  District Of Columbia Revenue, Smithsonian
          Inst., 5%, 2/1/28                          1,000,000     1,001,250

GEORGIA: 4.3%
Aaa  AAA  Georgia Municipal Electric Authority,
          Electric Revenue (MBIA Insured), 5.5%,
          1/1/12                                     1,000,000     1,102,500

ILLINOIS: 1.5%
Aaa  AAA  Regional Transportation Authority, Transit
          Revenue (AMBAC Insured), 7.2%, 11/1/20       300,000       395,250

IOWA: 4.3%
#Aaa AAA  Mason City, Hospital Facilities Revenue
          (Sisters of Mercy) (FSA Insured)
          (Prerefunded 8/15/01 @ 102), 7%, 8/15/14   1,000,000     1,106,250

KANSAS: 2.3%
Aa   AA  Kansas State Department of Transportation,
         Highway Revenue, 6.125%, 9/1/09               500,000       583,750

MASSACHUSETTS: 9.6%
Aa3  AA- Massachusetts Bay Transportation Authority,
         General Transit System, 7%, 3/1/14          1,000,000     1,266,250
Aa3  A+  University of Massachusetts Building
         Authority Revenue, 6.625%, 5/1/08           1,000,000     1,190,000

MINNESOTA: 2.0%
Aa2  AA+ Minnesota State Housing Finance Agency,
         Housing Revenue (Single-Family Mortgage)
         (AMT), 6.25%, 7/1/26                          470,000       502,313

MISSISSIPPI: 6.4%
Aaa  AAA Harrison County Wastewater Management District,
         Sewer Revenue (Wastewater Treatment Facilities)
         (FGIC Insured), 7.75%, 2/1/14                 500,000       673,125
Aaa  AAA Harrison County Wastewater Management District,
         Sewer Revenue (Wastewater Treatment Facilities)
         (FGIC Insured), 8.5%, 2/1/13                  500,000       720,625
nr   AAA South Panola School District (AMBAC Insured),
         6.5%, 5/1/04                                  205,000       231,906

MISSOURI: 0.8%
Aaa  AAA Missouri State Health & Educational Facilities
         Authority, Educational Facilities Revenue
         (St. Louis University) (AMBAC Insured), 5.125%,
         10/1/16                                       200,000       205,000

NORTH CAROLINA: 5.9%
nr   AA  North Carolina Educational Facilities Financial
         Agency Revenue (St. Augustines College),
         5.25%, 10/1/28                              1,000,000     1,021,250
Baa1 nr  North Carolina Medical Care Commission,
         Hospital Revenue (Halifax Regional
         Medical Center), 5%, 8/15/18                  500,000       484,375

PENNSYLVANIA: 4.9%
Aaa AAA  Lehigh County, General Purpose Authority,
         Hospital Revenue (Lehigh Valley Hospital)
         (MBIA Insured), 7%, 7/1/16                  1,000,000     1,267,500

PUERTO RICO: 3.7%
Baa1 A   Puerto Rico Commonwealth, Public Improvement,
         General Obligation, 4.5%, 7/1/23            1,000,000       938,750

SOUTH CAROLINA: 8.6%
Aaa AAA  Piedmont Municipal Power Agency, Electric
         Revenue (FGIC Insured), 6.5%, 1/1/16          855,000     1,033,481
#Aaa AAA Piedmont Municipal Power Agency, Electric
         Revenue (FGIC Insured) (Escrowed to maturity),
         6.5%, 1/1/16                                  145,000       176,900
Aaa AAA  South Carolina Highway, General Obligation,
         4.5%, 4/1/20                                1,040,000       999,700

TEXAS: 12.7%
Aa2 AA   Harris County, Toll Road and Subordinated Lien
         Revenue Refunding, General Obligation,
         6.5%, 8/15/15                                 790,000       870,975
#Aaa AAA Texas Public Building Authority, Building
         Revenue (MBIA Insured) (Escrowed to Maturity),
         7.125%, 8/1/11                              1,000,000     1,211,250
Aaa  AAA United Independent School District, General
         Obligation (PSF Guarantee), 7%, 8/15/05     1,000,000     1,178,750

VIRGINIA: 14.9%
#Aaa AAA Charlottesville Industrial Development
         Authority Hospital Revenue (Martha Jefferson)
         (AMBAC Insured) (Prerefunded 10/1/00 @ 102),
         7.375%, 10/1/20                             1,000,000     1,090,000
Aaa  nr  Dinwiddie County Industrial Development
         Authority, Lease Revenue County Courthouse
         Completion Project (MBIA Insured), 5%, 2/1/17 300,000       303,375
Aaa  nr  Dinwiddie County Industrial Development
         Authority, Lease Revenue County School
         Completion Project (MBIA Insured), 5%, 2/1/19 365,000       371,387
Aa2  AA  Fairfax County Industrial Development
         Authority Revenue, (Inova Health Systems),
         5.25%, 8/15/19                              1,000,000     1,041,250
Aaa  AAA Hanover County Industrial Development
         Authority Revenue, (Bon Secours Health Systems)
         (MBIA Insured), 6%, 8/15/10                   500,000       576,875
Aa   AA+ Virginia State Housing Development Authority,
         Multifamily Housing Revenue, 6.65%, 11/1/13   400,000       440,500

WASHINGTON: 8.3%
AA1  AA+ King County, Sewer, General Obligation, 5.25%,
         1/1/14                                      1,000,000     1,043,750
nr   AA- Port Seattle, Revenue (AMBAC Insured) (AMT)
         (Prerefunded 12/1/00 @ 102),  7.6%, 12/1/09   155,000       169,725
Aa3  AA- Port Seattle, Revenue (AMBAC Insured) (AMT),
         7.6%, 12/1/09                                 345,000       378,638
AA1  AA+ Washington State Public Power Supply System,
         Electric Revenue (Nuclear Project Number 2),
         4.9%, 7/1/05                                  500,000       523,750

TOTAL LONG-TERM MUNICIPAL BONDS (Cost $23,267,745)               $25,255,400

CASH AND RECEIVABLES LESS LIABILITIES: 1.4% of Net Assets            351,348

NET ASSETS: 100%                                                 $25,606,748




Money Market Fund
Statement of Net Assets - September 30, 1998

Credit Rating*                                       Principal
Moody's S&P                                          Amount     Value

SHORT-TERM MUNICIPAL SECURITIES: 96.9% of Net Assets

ARIZONA: 2.7%
VMIG1 A1+  Phoenix, AZ (SPA- Morgan Guaranty Trust),
           4.1%, 6/1/20^                               $200,000   $ 200,000

COLORADO: 1.4%
nr    AA   Lakewood Sales & Use Tax Revenue, 5%,
           12/1/98                                      100,000     100,257

FLORIDA: 2.7%
VMIG1 nr   Atlantic Beach Revenue (Fleet Landing) (LOC
           - Barnett Bank), 4.2%, 10/1/24^              200,000     200,000

GEORGIA: 4.1%
VMIG1 A1   Burke County Development Authority Pollution
           Control Revenue (Georgia Power),
           4.05%, 7/1/24^                               295,000     295,000

ILLINOIS: 2.8%
nr    A1+  Illinois Development Financial Authority
           Industrial Development Revenue (Field Container
           Corp.) (LOC-American National Bank & Trust),
           3.75%, 12/1/99^                              200,000     200,000

INDIANA: 2.8%
Aa2   AAA  Indianapolis, Marion County Public Library,
           4.10%, 7/1/99                                205,000     206,045

IOWA: 4.2%
nr    SP1  Iowa Higher Education Loan Authority Revenue
           (Briar Cliff), 4.25%, 7/7/99                 300,000     302,268

KENTUCKY: 4.1%
P1    nr   Ashland Pollution Control Revenue (Ashland Oil
           Inc.) (LOC-Swiss Bank), 3.75%, 4/1/09^       300,000     300,000

LOUISIANA: 9.7%
VMIG1 A1   Louisiana Public Facilities Authority Hospital
           Revenue (Willis Knighton Medical) (AMBAC
           Insured) (SPA- Credit Local De France), 3.6%,
           9/1/23^                                      200,000     200,000
VMIG1 A1+  New Orleans Aviation Board Revenue (MBIA Insured)
           (SPA- Credit Local De France), 3.65%,
           8/1/16^                                      400,000     400,000
#Aaa  AAA  Tangipahoa Parish, LA School Board Sales &
           Use Tax (MBIA Insured) (Escrowed to Maturity),
           8.6%, 5/1/99                                 105,000     108,125

MINNESOTA: 4.1%
VMIG1 A1+  Minnesota State Housing Finance Agency, (Single
           Family Mortgage) (General Obligation of Agency),
           4.15%, 12/1/98                               300,000     300,315

MISSISSIPPI: 4.1%
P1    nr   Jackson County Pollution Control Revenue (Chevron
           USA, Inc), 4.0%, 6/1/23^                     300,000     300,000

MISSOURI: 11.3%
VMIG1 nr   Columbia, Special Obligation (LOC- Toronto
           Dominion Bank), 3.55%, 6/1/08^               300,000     300,000
VMIG1 A1   Kansas City Industrial Development Authority
           Hospital Revenue (Research Health Services)
           (MBIA Insured) (SPA- Bank of America, IL),
           4.1%, 10/15/15^                              300,000     300,000
VMIG1 nr   Missouri State Health & Educational Facilities
           Authority Revenue (Drury College) (LOC- Chase
           Manhattan Bank), 4.15%, 8/15/21^             225,000     225,000

NEBRASKA: 5.5%
VMIG1 nr   Nebhelp, Inc. Revenue, Multiple Mode Student
           Loans (MBIA Insured) (SPA- Sallie Mae), 3.6%,
           12/1/15^                                     400,000     400,000

NEW YORK: 4.9%
#Aaa  AAA  Battery Park (Prerefunded 5/1/99 @ 100), 6.5%,
           5/1/99                                       250,000     254,632
VMIG1 A1+  New York City (LOC- Morgan Guaranty Trust),
           4.1%, 8/1/17^                                100,000     100,000

NORTH CAROLINA: 8.3%
VMIG1 A1+  Greensboro Public Improvement, General Obliga-
           tion (SPA- Wachovia Bank of North Carolina),
           3.55% 4/1/07^                                300,000     300,000
VMIG1 A1+  North Carolina Medical Care Commission,
           Hospital Revenue (Pooled Equipment Project)
           (MBIA Insured) (SPA- Kreditbank Nv), 3.8%,
           12/1/25^                                     300,000     300,000

SOUTH DAKOTA: 1.4%
#Aaa  AAA  Heartland Consumers Power District, Electric
           Revenue (FSA Insured) (Escrowed to Maturity),
           6.7%, 1/1/99                                 100,000     100,804

TENNESSEE: 3.8%
VMIG1 A1   Metropolitan Nashville Airport Authority
           Revenue (FGIC Insured) (LOC- Societe Generale),
           3.65%, 7/1/19^                               275,000     275,000

TEXAS: 5.5%
VMIG1 A1+  Port Development Corporation, Marine Terminal
           Revenue (Stolt Terminals) (LOC- Canadian
           Imperial Bank), 3.55%, 1/15/14^              400,000     400,000

VIRGINIA: 1.4%
VMIG1  nr  Henrico County, Industrial Development
           Authority Revenue (Hermitage) (LOC- Nationsbank
           of Virginia), 4.2%, 5/1/24^                  100,000     100,000

WASHINGTON: 6.2%
nr    A1+  Port of Kalama, Public Corp. Port Revenue
           (Conagra, Inc.) (LOC-Morgan Guaranty Trust),
           3.55%, 1/1/04^                                50,000      50,000
VMIG1 nr   Washington State Housing Finance Commission,
           Nonprofit Housing Revenue (Panorama City) (LOC-
           Key Bank of Washington), 4.35%, 1/1/27^      100,000     100,000
nr    A1+  Washington State Housing Finance Commission,
           Multi-Family Mortgage Revenue (LOC- Pacific
           First Federal Savings), 3.9%, 7/1/20^        300,000     300,000

WISCONSIN: 5.9%
Aa1   nr   Brown County, 4.60%, 11/1/98                 250,000     250,244
Aa2   AA+  Wisconsin State Clean Water Revenue, 6.20%,
           6/1/99                                       175,000     178,313

TOTAL INVESTMENTS (Cost $7,042,636)                              $7,046,003

CASH AND RECEIVABLES LESS LIABILITIES: 3.1% of Net Assets           223,966

NET ASSETS: 100%                                                 $7,269,969


Notes to Statement of Net Assets:

^     Security has a variable coupon rate and is subject to a demand feature before final maturity.

      Coupon rate as of September 30, 1998.

#Aaa     Refunded Bonds

AMBAC     American Municipal Bond Assurance Corporation

AMT     Subject to Alternative Minimum Tax

FGIC     Financial Guaranty Insurance Company

FHA     Federal Housing Administration

FSA     Federal Security Assistance

GNMA     Government National Mortgage Association

LOC     Letter of Credit

MBIA     Municipal Bond Investors Assurance Corporation

Moody's     Moody's Investors Service, Inc.

nr     Not rated

PSF     Permanent School Fund

S&P     Standard & Poor's Corporation

*     Credit Ratings are unaudited

Security Purchased on a When-Issued or a Delayed Delivery Basis

Statements of Assets and Liabilities
September 30, 1998

                                                                                                      Money
                                       Arizona     Maryland     Missouri     Virginia     National    Market
                                       Fund        Fund         Fund         Fund         Fund        Fund

ASSETS
Investments, at value (Note 1)
     Investment securities             $8,344,807  $2,020,531  $12,080,981  $31,736,978  $25,255,400  $       --
     Short term securities                     --          --           --      300,000           --   7,046,003

     Total investments                 $8,344,807  $2,020,531  $12,080,981  $32,036,978  $25,255,400  $7,046,003
Cash                                      176,704      63,920      246,040       68,885      503,518      55,147
Receivables
     Interest                             109,762      29,387      166,745      527,771      336,652      49,266
     Capital shares sold (Note 1)           1,500          --           --           --        3,000     120,048

     Total assets                       8,632,773   2,113,838   12,493,766   32,633,634   26,098,570   7,270,464


LIABILITIES
Payables
     Investment securities purchased          --           --      485,715          --       480,793         --
     Dividends                             7,609          842        5,820      21,511         9,399        493
     Capital shares redeemed (Note 1)         --           --           --          --         1,630          2

     Total Liabilities                     7,609          842      491,535      21,511       491,822        495


NET ASSETS (Note 4)                   $8,625,164   $2,112,996  $12,002,231 $32,612,123   $25,606,748  $7,269,969

CAPITAL SHARES OUTSTANDING               803,181      206,384    1,104,507   2,734,074     2,327,403   7,266,659

NET ASSET VALUE PER SHARE               $  10.74     $  10.24     $  10.87     $ 11.93     $   11.00     $  1.00


Statements of Operations
For the Year Ended September 30, 1998

                                                                                                            Money
                                               Arizona  Maryland     Missouri     Virginia     National     Market
                                                Fund     Fund        Fund         Fund         Fund         Fund

INVESTMENT INCOME (Note 1)
     Interest income                          $453,792  $110,715    $607,692    $1,705,174    $1,303,277    $242,089

EXPENSES (Notes 2 and 3)
    Investment advisory fee                    53,176     13,251      71,998       201,362       163,646      34,022
    Transfer agent and administrative expenses 41,476     10,754      53,947       126,222       115,216      24,100

          Total expenses                       94,652     24,005     125,945       327,584       278,862      58,122

NET INVESTMENT INCOME                         359,140     86,710     481,747     1,377,590     1,024,415     183,967

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
     Net realized gain on investments          144,610     9,822     128,887       536,649       224,781          --
     Change in net unrealized appreciation of
       investments                              85,687    39,574     236,429       469,046       679,410       3,388


NET GAIN ON INVESTMENTS                        230,297    49,396     365,316     1,005,695       904,191       3,388


TOTAL INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                $589,437  $136,106    $847,063    $2,383,285    $1,928,606    $187,355


Statements of Changes in Net Assets
For the Years Ended September 30

                                                          Arizona Fund         Maryland Fund         Missouri Fund
                                                         1998     1997        1998      1997          1998     1997
INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS
     Net investment income                           $ 359,140   $ 400,732  $ 86,710   $ 87,470   $ 481,747   $ 501,191
     Net realized gain on investments                  144,610     120,555     9,822     10,664     128,887     122,415
     Net unrealized appreciation
          of investments                                85,687     131,914    39,574     46,291     236,429     209,786

     Total increase in net assets
          resulting from operations                    589,437     653,201   136,106    144,425     847,063     833,392

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                            (359,140)   (400,732)  (86,710)   (87,470)    (481,747)   (501,191)

CAPITAL SHARE
     TRANSACTIONS (Note 7)                            (350,924)   (572,609)  (34,483)      (813)      83,439    (159,832)


TOTAL INCREASE (DECREASE)
     IN NET ASSETS                                    (120,627)   (320,140)   14,913     56,142      448,755     172,369


NET ASSETS
     Beginning of period                             8,745,791   9,065,931 2,098,083  2,041,941   11,553,476  11,381,107

     End of period                                  $8,625,164  $8,745,791$2,112,996 $2,098,083  $12,002,231 $11,553,476

                                              Virginia Fund           National Fund            Money Market Fund
                                              1998      1997         1998         1997        1998         1997


INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS
     Net investment income                  $ 1,377,590 $ 1,489,753 $ 1,024,415   $ 1,187,964 $  183,967    $  194,657
     Net realized gain on investments           536,649     259,497     224,781       389,761         --           114
     Net unrealized appreciation
          of investments                        469,046     756,780     679,410       500,002      3,388           125

     Total increase in net assets
          resulting from operations           2,383,285   2,506,030   1,928,606     2,077,727    187,355       194,896

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                   (1,377,590) (1,489,753) (1,024,415)   (1,187,964)  (184,342)     (194,282)

CAPITAL SHARE
     TRANSACTIONS (Note 7)                   (1,007,248) (1,742,549) (1,995,805)   (3,477,538)   414,867      (647,793)


TOTAL INCREASE (DECREASE)
     IN NET ASSETS                               (1,553)   (726,272) (1,091,614)   (2,587,775)   417,880      (647,179)


NET ASSETS
     Beginning of period                     32,613,676  33,339,948  26,698,362    29,286,137  6,852,089     7,499,268

     End of period                          $32,612,123 $32,613,676 $25,606,748   $26,698,362 $7,269,969    $6,852,089


Financial Highlights
Selected data for a share outstanding throughout each period ending September
30:

Arizona Fund              Year ended September 30,
              1998   1997   1996   1995   1994
Net asset
value
beginning
of period    $10.45  10.15  10.11   9.71  11.21

Net
investment
income        $0.45   0.47   0.44   0.44   0.44

Net
realized &
unrealized
gains
(losses) on
securities    $0.29   0.30   0.04   0.40  (1.10)

Total from
investment
operations    $0.74   0.77   0.48   0.84  (0.66)

Distributions
from net
investment
income       $(0.45) (0.47) (0.44) (0.44) (0.44)

Distributions
from capital
gains        $  --     --     --     --   (0.40)
Total
Distributions$(0.45) (0.47) (0.44) (0.44) (0.84)

Net asset
value end
of period    $10.74  10.45  10.15  10.11   9.71

Total
Return         7.21%  7.67%  4.85%  8.95% (6.20)%

Net assets
at end of
period
(thousands)  $8,625   8,746  9,066  10,009 11,815

Ratio of
expenses to
average net
assets-1       1.11%  1.11%  1.35%   1.31%  1.29%

Net
investment
income to
average
net assets     4.22%  4.54%  4.35%   4.48%  4.23%

Portfolio
turnover         26%    32%     9%     24%    67%

Maryland Fund
              Year ended September 30,
              1998   1997   1996   1995   1994

Net asset
value
beginning
of period    $10.00  9.71   9.74   9.32  10.44

Net
investment
income       $ 0.41  0.42   0.41   0.42   0.46

Net
realized &
unrealized
gains
(losses) on
securities   $ 0.24  0.29  (0.03)  0.42  (1.10)

Total from
investment
operations    $0.65  0.71   0.38   0.84  (0.64)

Distributions
from net
investment
income      $(0.41)(0.42)  (0.41) (0.42) (0.46)

Distributions
from capital
gains        $ --     --     --     --   (0.02)

Total
Distributions$(0.41)(0.42) (0.41) (0.42) (0.48)

Net asset
value end
of period    $10.24  10.00  9.71   9.74   9.32

Total
Return         6.68%  7.42% 3.96%  9.17% (6.33)%

Net assets
at end of
period
(thousands)   $2,113 2,098   2,042  2,880  3,083

Ratio of
expenses to
average net
assets-1       1.13%  1.12%   1.28%  0.87%  0.64%

Net
investment
income to
average
net assets     4.09%  4.29%   4.12%   4.42%  4.60%

Portfolio
turnover         30%   15%      21%      9%    78%

Missouri Fund
              Years ended September 30,
              1998   1997  1996   1995   1994
Net asset
value
beginning
of period    $10.53 10.22  10.13   9.73  11.17

Net
investment
income        $0.44  0.46   0.44   0.44   0.44

Net
realized &
unrealized
gains
(losses) on
securities    $0.34  0.31   0.09   0.40  (1.05)

Total from
investment
operations    $0.78  0.77   0.53   0.84  (0.61)

Distributions
from net
investment
income       $(0.44)(0.46) (0.44) (0.44) (0.44)

Distributions
from capital
gains        $  --     --    --     --   (0.39)

Total
Distributions$(0.44)(0.46) (0.44) (0.44) (0.83)

Net asset
value end
of period    $10.87 10.53  10.22  10.13   9.73

Total
Return         7.61% 7.72%  5.24%  8.87% (5.80)%

Net assets
at end of
period
(thousands)  $12,002 11,553 11,381 11,394 11,490

Ratio of
expenses to
average net
assets-1       1.09%  1.02%  1.34%  1.31%  1.29%

Net
investment
income to
average
net assets     4.18%  4.45%  4.27%  4.43%  4.23%

Portfolio
turnover        24%   41%     21%    16%    52%

Virginia Fund
              Years ended September 30,
              1998   1997   1996   1995   1994
Net asset
value
beginning
of period    $11.56  11.21  11.12  10.63  12.37

Net
investment
income       $ 0.50   0.52   0.51   0.50   0.48

Net
realized &
unrealized
gains
(losses) on
securities    $0.37   0.35   0.09   0.49  (1.14)

Total from
investment
operations    $0.87   0.87   0.60   0.99  (0.66)

Distributions
from net
investment
income       $(0.50) (0.52) (0.51) (0.50) (0.48)

Distributions
from capital
gains        $  --     --     --     --   (0.60)

Total
Distributions$(0.50) (0.52) (0.51) (0.50) (1.08)

Net asset
value end
of period    $11.93  11.56  11.21  11.12  10.63

Total
Return         7.66%  7.95%  5.50%  9.54% (5.67)%

Net assets
at end of
period
(thousands)  $32,612 32,614 33,340 33,822 35,550

Ratio of
expenses to
average net
assets-1       1.02% 1.05%  1.20%  1.14%  1.18%

Net
investment
income to
average
net assets     4.28%  4.55%  4.53%  4.68%  4.23%

Portfolio
turnover         32%    28%    28%    55%   104%


National Fund*
              Years ended September 30,
               1998   1997   1996   1995   1994

Net asset
value
beginning
of period    $10.62 10.29   10.21   9.85  11.91

Net
investment
income       $ 0.42  0.44    0.45   0.45   0.42

Net
realized &
unrealized
gains
(losses) on
securities    $0.38  0.33    0.08   0.36  (1.12)

Total from
investment
operations    $0.80  0.77    0.53   0.81  (0.70)

Distributions
from net
investment
income       $(0.42)(0.44)  (0.45) (0.45) (0.42)
Distributions
from capital
gains        $  --    --      --     --   (0.94)

Total
Distributions$(0.42)(0.44)  (0.45) (0.45) (1.36)

Net asset
value end
of period    $11.00 10.62  10.29  10.21   9.85

Total
Return         7.66% 7.70%   5.17%   8.40% (6.25)%

Net assets
at end of
period
(thousands)  $25,607 26,698 29,286  32,734 34,072

Ratio of
expenses to
average net
assets-1       1.07% 1.05%  1.20%  1.18%  1.23%

Net
investment
income to
average
net assets     3.91% 4.20%  4.32%  4.49%  3.98%

Portfolio
turnover         20%  44%     39%    56%   175%

Money Market
              Years ended September 30,
               1998   1997   1996   1995   1994

Net asset
value
beginning
of period    $ 1.00   1.00   1.00   1.00   1.00

Net
investment
income       $ 0.03   0.03   0.03   0.03   0.02

Net
realized &
unrealized
gains
(losses) on
securities    $ --     --     --     --     --

Total from
investment
operations    $0.03   0.03  0.03   0.03   0.02


Distributions
from net
investment
income       $(0.03)(0.03) (0.03) (0.03) (0.02)
Distributions
from capital
gains        $ --     --     --     --     --


Total
distributions$(0.03)(0.03) (0.03) (0.03) (0.02)
Net asset
value end
of period    $ 1.00   1.00   1.00   1.00   1.00

Total
Return         2.75%  2.71%  2.63%  2.87%  1.56%

Net assets
at end of
period
(thousands)   $7,270 6,852  7,499  8,454  8,916
Ratio of
expenses to
average net
assets-1       0.85% 0.83%-2 0.88%-2 0.81%  0.81%

Net
investment
income to
average
net assets     2.70% 2.68%-3 2.59%-3 2.83%  1.52%

1 For the years ended September 30, 1997 and 1996, the ratio reflects fee paid indirectly.
2 For the years ended September 30, 1997 and 1996, the ratio of expenses before expenses incurred and paid by the investment advisor to average net assets would have been 0.95% and 1.15%, respectively, for such years.
3 For the years ended September 30, 1997 and 1996, the ratio of net investment income before expenses incurred and paid by the investment advisor to average net assets would have been 2.56% and 2.32%, respectively, for such years.

Mosaic Tax-Free Trust
Notes to Financial Statements
For the Year Ended September 30, 1998

1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust"), known as GIT Tax-Free Trust before May 12, 1997, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains six separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Maryland, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states.
The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in long-term securities. The Money Market Fund invests in short-term securities and is priced according to the "penny rounding" method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National
Funds' price per share fluctuates with the market value of the respective underlying portfolio of securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the trustees. Investment transactions are recorded on the trade date.

The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income, net of amortization of premium and original issue discount, and other income (if any) is recorded as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain dividends, if any, are declared and paid annually in December. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all taxable income, if any, of each fund is distributed to its shareholders. Therefore, no federal income tax provision is required. As of September 30, 1998, capital loss carryovers available to offset future capital gains for federal income tax purposes were $251,700 for the Arizona Fund; $176,651 for the Maryland Fund; $29,189 for the Missouri Fund; $267,977 for the Virginia Fund; and $1,502,429 for the National Fund. The preceding carryovers expire from September 30, 2003 through September 30, 2004.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Change of Independent Auditor: Effective for fiscal years beginning on and after October 1, 1996, the Trust's Independent Auditor is Deloitte & Touche LLP. Financial information appearing in this Annual Report for fiscal years begin-ning prior to October 1, 1996 was audited by another independent auditor.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., ("the Advisor"), earns an advisory fee equal to 0.63% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market. The fees are accrued daily and are paid monthly.

3. Other Expenses. Effective October 1, 1997, all expenses and support services are provided by the Advisor under a Services Agreement for fees based on a percentage of average net assets that is accrued daily and paid monthly. This percentage is 0.49% for the Arizona Fund, 0.51% for the Maryland Fund, 0.47% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.36% for the Money Market Fund.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation are stated as follows as of September 30, 1998:

                                       Arizona  Maryland    Missouri     Virginia     National     Money
                                       Fund     Fund        Fund         Fund         Fund         Market Fund
Aggregate cost                      $7,799,143  $1,896,144 $11,329,905   $29,807,597   $23,267,745 $7,042,636
Gross unrealized appreciation          545,664     124,387     751,076     2,229,381     1,987,655      3,367
Gross unrealized depreciation              --          --          --            --            --         --
Net unrealized appreciation            545,664     124,387     751,076     2,229,381     1,987,655      3,367

5.  Net Assets.  At September 30, 1998, net assets included the following:

                                       Arizona  Maryland    Missouri     Virginia     National     Money
                                       Fund     Fund        Fund         Fund         Fund         Market Fund

Paid in capital                    $8,331,200   $2,165,260 $11,280,344   $30,650,719  $25,121,522  $7,266,602

Accumulated net realized losses      (251,700)    (176,651)    (29,189)     (267,977)  (1,502,429)        --

Net unrealized appreciation of
    investments                       545,664      124,387     751,076     2,229,381    1,987,655       3,367

     Total net assets              $8,625,164   $2,112,996 $12,002,231   $32,612,123  $25,606,748  $7,269,969

6. Investment Transactions. Purchases and sales of securities other than short-term securities, for the year ended September 30, 1998, were as follows:

                                       Arizona  Maryland    Missouri     Virginia     National
                                       Fund     Fund        Fund         Fund         Fund
Purchases                           $2,164,292  $613,045   $3,490,292    $10,208,215  $5,189,997

Sales                                2,513,391   608,870    2,746,084     11,192,176   6,293,782

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the years ended September 30 were as follows:

                                                          Arizona Fund         Maryland Fund         Missouri Fund
                                                         1998     1997        1998      1997          1998     1997
In Dollars
     Shares sold                                    $1,005,335   $ 666,047 $ 487,888  $ 766,040  $ 628,962   $1,704,174
     Shares issued in reinvestment
          of dividends                                 257,733     289,326    76,992     76,269    415,551      428,836
  Total shares issued                                1,263,068     955,373   564,880    842,309  1,044,513    2,133,010
     Shares redeemed                                (1,613,992) (1,527,982) (599,363)  (843,122)  (961,074)  (2,292,842)
     Net increase (decrease)                       $  (350,924)$  (572,609) $(34,483)   $  (813)  $(83,439   $ (159,832)

In Shares
     Shares sold                                        95,174      64,807    48,324     77,959     59,077      164,166
     Shares issued in reinvestment
          of dividends                                  24,415      28,120     7,620      7,759     39,010       41,465
     Total shares issued                               119,589      92,927    55,944     85,718     98,087      205,631
     Shares redeemed                                  (153,470)   (148,830)  (59,419)   (86,058)   (90,706)    (222,102)
     Net increase (decrease)                           (33,881)    (55,903)   (3,475)      (340)     7,381      (16,471)

                                              Virginia Fund           National Fund            Money Market Fund
                                              1998      1997         1998         1997        1998         1997

In Dollars
     Shares sold                             $3,593,165 $4,270,549   $2,654,150   $2,161,833   $5,471,204   $5,684,463
     Shares issued in reinvestment
          of dividends                        1,141,294  1,262,506      910,359    1,075,273      177,642      187,148
     Total shares issued                      4,734,459  5,533,055    3,564,509    3,237,106    5,648,846    5,871,611
     Shares redeemed                         (5,741,707)(7,275,604)  (5,560,314)  (6,714,644)  (5,233,979)  (6,519,404)
     Net increase (decrease)                $(1,007,248)$(1,742,549) $(1,995,805) $(3,477,538) $ (414,867)   $(647,793)

In Shares
     Shares sold                                306,607    377,392       247,074     208,047     5,471,204    5,684,463
     Shares issued in reinvestment
          of dividends                           97,417    111,204        84,498     103,207       177,642      187,148
     Total shares issued                        404,024    488,596       331,572     311,254     5,648,846    5,871,611
     Shares redeemed                           (490,342)  (642,474)     (517,305)   (645,357)   (5,233,979)  (6,519,404)
     Net increase (decrease)                    (86,318)  (153,878)     (185,733)   (334,103)      414,867     (647,793)

Mosaic Tax-Free Trust
Special Information
(Unaudited)
September 30, 1998


Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following are designated as tax-exempt dividends: $359,140 for the Arizona Fund; $86,710 for the Maryland Fund; $481,747 for the Missouri Fund; $1,377,590 for the Virginia Fund; $1,024,415 for the National Fund; and $184,342 for the Money Market Fund.

In January 1999, shareholders of the Tax-Free Trust will receive Federal income tax information on all distributions paid to their accounts in calendar year 1998, including any distributions paid between September 30, 1998 and December 31, 1998.